T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
COMMON STOCKS 99.1%			Booking Holdings (1)	24,946	33,560
			Trip. com Group, ADR (1)	77,640	1,821
Communication Services 19.0%
					622,057
Entertainment 2.9%			Multiline Retail 1.3%
Electronic Arts (1)	75,328	7,546	Dollar General	321,552	48,558
Netflix (1)	245,948	92,353	Dollar Tree (1)	39,382	2,893
Spotify Technology (1)	85,026	10,326			51,451
		110,225
			Specialty Retail 1.0%
Interactive Media & Services 16.1%			Ross Stores	356,133	30,973
Alphabet, Class A (1)	40,342	46,875	TJX	164,307	7,855
Alphabet, Class C (1)	182,194	211,857			38,828
Facebook, Class A (1)	1,393,718	232,472
IAC/InterActiveCorp (1)	105,960	18,991	Textiles, Apparel & Luxury Goods 0.9%
Match Group (1)(2)	4,507	298	Lululemon Athletica (1)	101,300	19,202
Tencent Holdings (HKD)	2,150,500	106,294	NIKE, Class B	171,443	14,185
		616,787			33,387
Total Communication Services		727,012	Total Consumer Discretionary		779,270
Consumer Discretionary 20.3%			Consumer Staples 0.1%
Auto Components 0.0%			Beverages 0.1%
Aptiv	23,178	1,141	Constellation Brands, Class A	14,683	2,105
		1,141			2,105
Automobiles 0.0%			Tobacco 0.0%
Ferrari	1,766	270	Philip Morris International	1,575	115
		270			115
Hotels, Restaurants & Leisure 0.8%			Total Consumer Staples		2,220
Chipotle Mexican Grill (1)	9,684	6,337	Energy 0.0%
Hilton Worldwide Holdings	123,191	8,407	Oil, Gas & Consumable Fuels 0.0%
Marriott International, Class A	104,336	7,805	Concho Resources	3,536	152
McDonald's	31,300	5,176	Pioneer Natural Resources	11,823	829
Restaurant Brands International
(2)	16,254	651	Total Energy		981
Wynn Resorts	22,287	1,341	Financials 4.0%
Yum! Brands	35,302	2,419	Banks 0.0%
		32,136	Citigroup	16,308	687
Internet & Direct Marketing Retail 16.3%			JPMorgan Chase	6,300	567
Alibaba Group Holding, ADR (1)	911,737	177,315			1,254
Amazon. com (1)	209,959	409,361
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Capital Markets 2.4%			Health Care Providers & Services 6.1%
Charles Schwab (2)	141,454	4,756	Anthem	134,348	30,502
Goldman Sachs Group	58,233	9,002	Centene (1)	599,918	35,641
Intercontinental Exchange	265,053	21,403	Cigna	434,676	77,016
Morgan Stanley	418,912	14,243	HCA Healthcare	126,360	11,353
MSCI	21,400	6,184	UnitedHealth Group	314,157	78,345
S&P Global	108,431	26,571			232,857
State Street	99,800	5,316	Health Care Technology 0.1%
TD Ameritrade Holding	149,900	5,195	Veeva Systems, Class A (1)	29,286	4,580
		92,670			4,580
Insurance 1.6%			Life Sciences Tools & Services 1.2%
American International Group	44,712	1,084	Agilent Technologies	8,501	609
Chubb	83,002	9,271	Thermo Fisher Scientific	154,694	43,871
Marsh & McLennan	149,764	12,949
Willis Towers Watson	210,329	35,724			44,480
		59,028	Pharmaceuticals 0.3%
Total Financials		152,952	Zoetis	99,477	11,707
Health Care 16.1%					11,707
			Total Health Care		615,586
Biotechnology 2.9%			Industrials & Business Services 3.8%
AbbVie	35,600	2,712
Alexion Pharmaceuticals (1)	118,542	10,644	Aerospace & Defense 1.1%
Amgen	15,095	3,060	Boeing	112,844	16,830
Biogen (1)	16,700	5,284	L3Harris Technologies	66,000	11,888
Incyte (1)	69,862	5,116	Northrop Grumman	46,582	14,093
Regeneron Pharmaceuticals (1)	6,200	3,027			42,811
Seattle Genetics (1)	32,200	3,715	Airlines 0.0%
Vertex Pharmaceuticals (1)	328,407	78,145	United Airlines Holdings (1)	32,602	1,029
		111,703			1,029
Health Care Equipment & Supplies 5.5%			Commercial Services & Supplies 0.1%
Abbott Laboratories	31,704	2,502	Cintas	16,914	2,930
Becton Dickinson & Company	158,746	36,475			2,930
Danaher	348,985	48,303
Exact Sciences (1)(2)	102,831	5,964	Industrial Conglomerates 0.9%
Intuitive Surgical (1)	110,992	54,964	General Electric	393,700	3,126
Stryker	368,227	61,306	Honeywell International	42,033	5,624
Teleflex	2,542	745	Roper Technologies	80,460	25,088
		210,259			33,838

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Machinery 0.0%			Marvell Technology Group	709,803	16,063
Fortive	20,295	1,120	Maxim Integrated Products	68,468	3,328
			NVIDIA	146,961	38,739
		1,120
			QUALCOMM	70,567	4,774
Professional Services 0.9%			Texas Instruments	63,865	6,382
CoStar Group (1)	35,855	21,055			116,041
Equifax	102,322	12,222
IHS Markit	15,638	938	Software 15.2%
			Atlassian, Class A (1)	84,481	11,596
		34,215
			Citrix Systems	10,800	1,529
Road & Rail 0.8%			Coupa Software (1)	7,400	1,034
Canadian Pacific Railway	38,612	8,478	DocuSign (1)	138,288	12,778
Kansas City Southern	43,922	5,586	Intuit	326,135	75,011
Norfolk Southern	39,054	5,702	Microsoft	1,389,845	219,192
Union Pacific	71,057	10,022	Paycom Software (1)	34,235	6,916
		29,788	salesforce. com (1)	511,237	73,608
Total Industrials & Business Services		145,731	ServiceNow (1)	299,457	85,818
Information Technology 35.2%			Splunk (1)	229,855	29,015
			Synopsys (1)	114,365	14,729
Communications Equipment 0.0%			VMware, Class A (1)	117,605	14,242
Motorola Solutions	1,815	241	Workday, Class A (1)	270,989	35,288
		241			580,756
IT Services 13.9%			Technology Hardware, Storage & Peripherals 3.1%
ANT International, Class C,			Apple	473,625	120,438
Acquisition Date: 6/7/18,
Cost: $6,963 (1)(3)(4)	1,241,204	8,713			120,438
Automatic Data Processing	16,954	2,318	Total Information Technology		1,347,587
Fidelity National Information			Materials 0.5%
Services	550,922	67,014
Fiserv (1)	609,677	57,913	Chemicals 0.5%
FleetCor Technologies (1)	37,360	6,969	Air Products & Chemicals	2,182	436
Global Payments	478,323	68,989	Linde	70,230	12,150
Mastercard, Class A	469,789	113,482	Sherwin-Williams	14,710	6,759
PayPal Holdings (1)	660,604	63,246	Total Materials		19,345
Visa, Class A	878,020	141,467	Real Estate 0.0%
		530,111
			Equity Real Estate Investment Trusts 0.0%
Semiconductors & Semiconductor Equipment 3.0%
			American Tower, REIT	4,608	1,003
Advanced Micro Devices (1)	370,500	16,850
Applied Materials	339,421	15,552	Total Real Estate		1,003
KLA	15,336	2,205
Lam Research	50,616	12,148
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Utilities 0.1%
			SECURITIES LENDING COLLATERAL 0.2%
Electric Utilities 0.0%
NextEra Energy	1,871	450	Investments in a Pooled Account through Securities Lending
			Program with State Street Bank and Trust Company 0.2%
		450
			Short-Term Funds 0.2%
Multi-Utilities 0.1%			T. Rowe Price Short-Term Fund,
Sempra Energy	31,938	3,609	1.28% (5)(6)	588,942	5,889

		3,609	Total Investments in a Pooled Account through
Total Utilities		4,059	Securities Lending Program with State Street
			Bank and Trust Company		5,889
Total Common Stocks
(Cost $2,446,585)		3,795,746	Total Securities Lending Collateral
			(Cost $5,889)		5,889

SHORT-TERM INVESTMENTS 0.5%
			Total Investments in Securities 99.8%

Money Market Funds 0.5%			(Cost $2,472,722)		$3,821,883
T. Rowe Price Government Reserve			Other Assets Less Liabilities 0.2%		6,712
Fund, 0.95% (5)(6)	20,248,278	20,248	Net Assets 100%		$3,828,595
Total Short-Term Investments
(Cost $20,248)		20,248

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2020.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $8,713 and represents 0.2% of net assets.
(4)	Level 3 in fair value hierarchy.
(5)	Seven-day yield
(6)	Affiliated Companies
ADR	American Depositary Receipts
HKD	Hong Kong Dollar
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$84
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$84+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	3/31/20
T. Rowe Price Government Reserve Fund	$19,532		¤	¤	$20,248
T. Rowe Price Short-Term Fund	6,529		¤	¤	5,889
					$26,137^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $84 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $26,137.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Large-Cap Core Growth Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$3,680,739	$106,294	$8,713	$3,795,746
Short-Term Investments	20,248	—	—	20,248
Securities Lending Collateral	5,889	—	—	5,889
Total	$3,706,876	$106,294	$8,713	$3,821,883

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $732,000 for the period ended March 31, 2020.

($000 s)	Beginning	Gain (Loss)	Ending
	Balance	During	Balance
	1/1/20	Period	3/31/20
Investments in Securities
Common Stocks	$7,981	$732	$8,713